SCHEDULE OF ASSUMPTIONS USED IN WARRANT LIABILITY (Details)	Jan. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares	Oct. 16, 2021	Apr. 14, 2021 $ / shares	Nov. 30, 2020	Oct. 31, 2020 $ / shares
Exercise Price	$ 0.25	$ 0.30				$ 0.372
Stock Price		0
Measurement Input, Expected Term [Member]
Expected Term			4 years 9 months 3 days
Private Placement [Member]
Exercise Price	0.70	0.70
Expected Term				5 years	5 years
Warrant Liability [Member]
Exercise Price	0.25	0.30				0.37
Stock Price	$ 0.136	$ 0.485				$ 0.34
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Expected Term	2 years 7 months 9 days	2 years 10 months 13 days				3 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	118	123				106
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	1.29	0.77				0.29
Warrant Liability [Member] | Private Placement [Member]
Exercise Price	$ 0.70	$ 0.70		$ 0.70
Stock Price	$ 0.136	$ 0.485		$ 0.57
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Expected Term	5 years	5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Measurement input percentage	108	106		106
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input percentage	1.62	1.18		0.85